REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 5,775	$ 6,007	$ 11,481	$ 12,064
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,859	4,092	7,745	8,294
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,916	1,915	3,736	3,770
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,661	1,974	3,241	4,039
Business services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	166	487	345	1,089
Business services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,495	1,487	2,896	2,950
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	495	485	986	955
Infrastructure services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	190	169	361	332
Infrastructure services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	305	316	625	623
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,619	3,548	7,254	7,070
Industrials | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,503	3,436	7,039	6,873
Industrials | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 116	$ 112	$ 215	$ 197